Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

The Generation Essentials Group (formerly known as World Media and Entertainment Universal Inc.) (the “Company”) is a limited liability company incorporated in the Cayman Islands. The Company’s immediate holding company and intermediate holding company are AMTD Digital Inc. and AMTD IDEA Group, companies incorporated in Cayman Islands. The Company’s ultimate holding company is AMTD Group Inc. (“AMTD Group”), a private company incorporated in the British Virgin Islands (“BVI”). The Company is an investment holding company. The Company and its subsidiaries (collectively known as “the Group”) are involved in the provision of media and entertainment services, hotel operation, hospitality and VIP services and strategic investments.

Information about principal subsidiaries

Particulars of the Company’s principal subsidiaries as of the date of the report are as follows:

			Issued and	Effective interests attributable to the Company as of
	Place of		registered	December 31,			Principal
Name	Incorporation		share capital	2023	2024	2025	activities
				(note iv)
WME Assets Group (note (i))	BVI	US$	10,410	38.2%	96.1%	96.1%	Investment holdings and hotel operation, hospitality and VIP services
L’Officiel Group Inc. (note (ii))	Cayman Islands	US$	1	46.6%	100%	100%	Investment holding and media and entertainment services
L’Officiel Europe Group Co., Ltd.	Cayman Islands	US$	1	—	100%	100%	Media and entertainment services
The Art Newspaper Group Inc. (note (iii))	Cayman Islands	US$	1	46.6%	100%	100%	Investment holding and media and entertainment services
WME Direct Investment Limited	BVI	US$	1	46.6%	100%	100%	Investment holding

Notes:

(i)	WME Assets Group is the holding company of the Group’s hotel operation, hospitality and VIP services in Hong Kong and Singapore.

(ii)	L’Officiel Group Inc. is the holding company of the Group’s media and entertainment business unit of “L’Officiel”.

(iii)	The Art Newspaper Group Inc. is the holding company of the Group’s media and entertainment business unit of “The Art Newspaper”. During the year ended December 31, 2023, the Group acquired 100% interests in The Art Newspaper. Details refer to note 36.

(iv)

The reorganization of the Group was not yet completed as of December 31, 2023. The combination of entities and related businesses were under common control of AMTD Group. The effective interests attributable to the Group as of December 31, 2023 represented the effective interests of respective entities under AMTD Group. The effective interests of certain entities are lower than 50%, AMTD Group owns Class B shares of AMTD IDEA Group and AMTD IDEA Group owns Class B shares of AMTD Digital Inc., of which Class B shares of AMTD IDEA Group and AMTD Digital Inc. entitled 20 votes on each share. As such, AMTD Group can exercise their control over the combined entities. The reorganization of the Group was completed during the year ended December 31, 2024.